Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (662,959)	$ (521,870)	$ (628,641)	$ (460,661)
Adjustment to reconcile net loss to net cash used in operations:
Amortization	150	150	200	200
Impairment expense				14,320
Derivative convertible note			16,680
Change in fair market value of derivatives	(41,784)
Amortization of debt discount	78,767
Stock issued for services provided	322,233	1,111,360	1,357,141	80,736
Increase (decrease) in operating liabilities:
Accounts receivable	24,469		(24,469)
Accounts payable	25,780	450		(2,437)
Accrued expenses - related party	126,000	(802,846)	(865,846)	252,000
Deposits		170,012
Accrued interest	14,125	8,823	12,357	10,646
Net Cash used in operating activities	(113,219)	(33,921)	(132,578)	(105,196)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment made for patent				(3,655)
Net Cash used in investing activities				(3,655)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shareholder loans	41,600	29,500	47,700	97,000
Principal payments on shareholder loans	(25,500)	(40,000)	(60,200)
Proceeds from convertible notes payable	96,000		66,000
Proceeds from the sale of stock		80,000	80,000
Net Cash provided by financing activities	112,100	69,500	133,500	97,000
Net increase in cash	(1,119)	35,579	922	(11,861)
Cash Beginning of period	1,883	961	961	12,822
Cash End of period	764	36,540	1,883	961
Supplemental cash flow information
Cash paid for interest
Cash paid for taxes
Non-cash transactions:
Original discount recorded on the recognition of notes with derivative liabilities	96,000
Extinguishment of derivative liability related to debt conversions	174,306
Debt/accrued interest converted into common stock	$ 68,641
Derivative convertible liability recorded			$ 116,654